Accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of significant accounting policies [Abstract]
Consolidation	The assets, liabilities and results of Group undertakings (including structured entities) are included in the financial statements on the basis of accounts made up to the reporting date. Group undertakings include subsidiaries, associates and joint ventures. Details of the Group’s subsidiaries and related undertakings are given on pages 313 to 323.
Subsidiaries are entities controlled by the Group. The Group controls an entity when it has power over the entity, is exposed to, or has rights to, variable returns from its involvement with the entity, and has the ability to affect those returns through the exercise of its power.
This generally accompanies a shareholding of more than one half of the voting rights although in certain circumstances a holding of less than one half of the voting rights may still result in the ability of the Group to exercise control. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Group controls another entity. The Group reassesses whether or not it controls an entity if facts and circumstances indicate that there have been changes to any of the above elements. Subsidiaries are fully consolidated from the date on which control is transferred to the Group; they are deconsolidated from the date that control ceases.
The Group consolidates collective investment vehicles if its beneficial ownership interests give it substantive rights to remove the external fund manager of the investment activities of the fund. Where a subsidiary of the Group is the fund manager of a collective investment vehicle, the Group considers a number of factors in determining whether it acts as principal, and therefore controls the collective investment vehicle, including: an assessment of the scope of the Group’s decision-making authority over the investment vehicle; the rights held by other parties including substantive removal rights without cause over the Group acting as fund manager; the remuneration to which the Group is entitled in its capacity as decision-maker; and the Group’s exposure to variable returns from the beneficial interest that it holds in the investment vehicle. Consolidation may be appropriate in circumstances where the Group has less than a majority beneficial interest. Where a collective investment vehicle is consolidated, the interests of parties other than the Group are reported in other liabilities and the movement in those interests is reported within net finance expense arising from insurance and investment contracts.
Structured entities are entities that are designed so that their activities are not governed by way of voting rights. In assessing whether the
Group has power over such entities in which it has an interest, the Group considers factors such as the purpose and design of the entity; its practical ability to direct the relevant activities of the entity; the nature of the relationship with the entity; and the size of its exposure to the variability of returns of the entity.
The treatment of transactions with non-controlling interests depends on whether, as a result of the transaction, the Group loses control of the subsidiary. Changes in the parent’s ownership interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions; any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to the owners of the parent entity.
Note 2: Accounting policies continued
Where the Group loses control of the subsidiary, at the date when control is lost the amount of any non-controlling interest in that former subsidiary is derecognised and any investment retained in the former subsidiary is remeasured to its fair value; the gain or loss that is recognised in profit or loss on the partial disposal of the subsidiary includes the gain or loss on the remeasurement of the retained interest.
Intercompany transactions, balances and unrealised gains and losses on transactions between Group companies are eliminated.
The acquisition method of accounting is used to account for business combinations by the Group. The consideration for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred except those relating to the issuance of debt instruments (see (E)(4) below) or share capital (see (P) below).
Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair value at the acquisition date.

Goodwill	Goodwill arises on business combinations and represents the excess of the cost of an acquisition over the fair value of the Group’s share of the identifiable assets, liabilities and contingent liabilities acquired. Where the fair value of the Group’s share of the identifiable assets, liabilities and contingent liabilities of the acquired entity is greater than the cost of acquisition, the excess is recognised immediately in the income statement.
Goodwill is recognised as an asset at cost and is tested at least annually for impairment. For impairment testing, goodwill is allocated to the cash-generating unit (CGU) or groups of CGUs that are expected to benefit from the business combination. The Group’s CGUs are largely product based for its Retail and Insurance businesses and client based for its Commercial Banking business. An impairment loss is recognised if the carrying amount of a CGU is determined to be greater than its recoverable amount. The recoverable amount of a CGU is the higher of its fair value less costs to sell and its value in use. If an impairment loss is identified, the carrying value of the goodwill is written down immediately through the income statement. This impairment loss cannot be reversed in a subsequent period. At the date of disposal of a subsidiary, the carrying value of attributable goodwill is included in the calculation of the profit or loss on disposal.

Other intangible assets	Intangible assets which have been determined to have a finite useful life are amortised on a straight-line basis over their estimated useful life as follows: up to seven years for capitalised software; 10 to 15 years for brands and other intangible assets.
Intangible assets with finite useful lives are reviewed at each reporting date to assess whether there is any indication that they are impaired. If any such indication exists the recoverable amount of the asset is determined and in the event that the asset’s carrying amount is greater than its recoverable amount, it is written down immediately. Certain brands have been determined to have an indefinite useful life and are not amortised. Such intangible assets are assessed annually to determine whether the asset is impaired and to reconfirm that an indefinite useful life remains appropriate. In the event that an indefinite life is inappropriate, a finite life is determined and a further impairment review is performed on the asset.

Revenue recognition	(1)Net interest income
Interest income and expense are recognised in the income statement using the effective interest method for all interest-bearing financial instruments, except for those classified at fair value through profit or loss. The effective interest method is a method of calculating the amortised cost of a financial asset or liability and of allocating the interest income or interest expense over the expected life of the financial instrument. The effective interest rate is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument to the gross carrying amount of the financial asset (before adjusting for expected credit losses) or to the amortised cost of the financial liability, including early redemption fees, other fees, and premiums and discounts that are an integral part of the overall return. In the case of financial assets that are purchased or originated credit-impaired, the effective interest rate is the rate that discounts the estimated future cash flows to the amortised cost of the instrument. Direct incremental transaction costs related to the acquisition, issue or disposal of a financial instrument are also taken into account. Interest income from non-credit-impaired financial assets is recognised by applying the effective interest rate to the gross carrying amount of the asset; for credit-impaired financial assets, the effective interest rate is applied to the net carrying amount after deducting the allowance for expected credit losses. Impairment policies are set out in (H) below.
(2)Fee and commission income and expense
Fees and commissions receivable which are not an integral part of the effective interest rate are recognised as income as the Group fulfils its performance obligations. The Group’s principal performance obligations arising from contracts with customers are in respect of value added current accounts, credit cards and debit cards. These fees are received, and the Group provides the service, monthly; the fees are recognised in income on this basis. The Group also receives certain fees in respect of its asset finance business where the performance obligations are typically fulfilled towards the end of the customer contract; these fees are recognised in income on this basis. Where it is unlikely that the loan commitments will be drawn, loan commitment fees are recognised in fee and commission income over the life of the facility, rather than as an adjustment to the effective interest rate for the lending expected to be drawn. Incremental costs incurred to generate fee and commission income are charged to fee and commission expense as they are incurred.
(3)Other
Dividend income is recognised when the right to receive payment is established.
Revenue recognition policies specific to trading income are set out in (E)(3) below, those relating to leases are set out in (J)(1) below and those relating to life insurance and general insurance business are set out in (M) below.

Financial assets and liabilities	On initial recognition, financial assets are classified as measured at amortised cost, fair value through other comprehensive income or fair value through profit or loss, depending on the Group’s business model for managing those financial assets and whether the resultant cash flows represent solely payments of principal and interest on principal outstanding. The Group assesses its business models at a portfolio level based on its objectives for the relevant portfolio, how the performance of the portfolio is managed and reported, and the frequency of asset sales. Financial assets with embedded derivatives are considered in their entirety when considering their cash flow characteristics.
The Group reclassifies financial assets only when its business model for managing those assets changes. A reclassification will only take place when the change is significant to the Group’s operations and will occur at a portfolio level and not for individual instruments;
reclassifications are expected to be rare.
Note 2: Accounting policies continued
Equity investments are measured at fair value through profit or loss unless the Group elects at initial recognition to account for the instruments at fair value through other comprehensive income. For these instruments, principally strategic investments, dividends are recognised in profit or loss but fair value gains and losses are not subsequently reclassified to profit or loss following derecognition of the investment.
The Group initially recognises loans and advances, deposits, debt securities in issue and subordinated liabilities when the Group becomes a party to the contractual provisions of the instrument. Regular way purchases and sales of securities and other financial assets and trading liabilities are recognised on trade date, being the date that the Group is committed to purchase or sell an asset.
Financial assets are derecognised when the contractual right to receive cash flows from those assets has expired or when the Group has transferred its contractual right to receive the cash flows from the assets and either: substantially all of the risks and rewards of ownership have been transferred; or the Group has neither retained nor transferred substantially all of the risks and rewards, but has transferred control. Financial liabilities are derecognised when the obligation is discharged, cancelled or expires.
(1)Financial instruments measured at amortised cost
Financial assets that are held to collect contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost. A basic lending arrangement results in contractual cash flows that are solely payments of principal and interest on the principal amount outstanding. Where the contractual cash flows introduce exposure to risks or volatility unrelated to a basic lending arrangement such as changes in equity prices or commodity prices, the payments do not comprise solely principal and interest.
Financial assets measured at amortised cost are predominantly loans and advances to customers and banks, reverse repurchase agreements and certain debt securities used by the Group to manage its liquidity. Loans and advances and reverse repurchase agreements are initially recognised when cash is advanced to the borrower at fair value inclusive of transaction costs. Interest income is accounted for using the effective interest method (see (D) above).
Financial liabilities are measured at amortised cost, except for trading liabilities and other financial liabilities designated at fair value through profit or loss on initial recognition which are held at fair value.
(2)Financial assets measured at fair value through other comprehensive income
Financial assets that are held to collect contractual cash flows and for subsequent sale where those cash flows represent solely payments of principal and interest are recognised in the balance sheet at their fair value, inclusive of transaction costs. Interest calculated using the effective interest method and foreign exchange gains and losses on assets denominated in foreign currencies are recognised in the income statement. All other gains and losses arising from changes in fair value are recognised directly in other comprehensive income, until the financial asset is either sold or matures, at which time, other than in respect of equity shares, the cumulative gain or loss previously recognised in other comprehensive income is recognised in the income statement. The cumulative revaluation amount in respect of equity shares is transferred directly to retained profits. The Group recognises a charge for expected credit losses in the income statement (see (H)
below). As the asset is measured at fair value, the charge does not adjust the carrying value of the asset, and this is reflected in other comprehensive income.
(3)Financial instruments measured at fair value through profit or loss
Financial assets are classified at fair value through profit or loss where they do not meet the criteria to be measured at amortised cost or fair value through other comprehensive income or where they are designated at fair value through profit or loss to reduce an accounting mismatch. All derivatives are carried at fair value through profit or loss, other than those in effective cash flow hedging relationships.
Derivatives are carried on the balance sheet as assets when their fair value is positive and as liabilities when their fair value is negative.
Refer to note 17 (Fair values of financial assets and liabilities) for details of valuation techniques and significant inputs to valuation models.
Derivatives embedded in a financial asset are not considered separately; the financial asset is considered in its entirety when determining whether its cash flows are solely payments of principal and interest. Derivatives embedded in financial liabilities and insurance contracts
(unless the embedded derivative is itself an insurance contract) are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host contract and the host contract is not carried at fair value through profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognised in the income statement.
The assets backing the insurance and investment contracts issued by the Group do not meet the criteria to be measured at amortised cost or fair value through other comprehensive income as they are managed on a fair value basis and accordingly are measured at fair value through profit or loss. Similarly, trading securities, which are debt securities and equity shares acquired principally for the purpose of selling in the short term or which are part of a portfolio which is managed for short-term gains, do not meet these criteria and are also measured at fair value through profit or loss. Financial assets measured at fair value through profit or loss are recognised in the balance sheet at their fair value. Fair value gains and losses together with interest coupons and dividend income are recognised in the income statement within net trading income.
Financial liabilities are measured at fair value through profit or loss where they are trading liabilities or where they are designated at fair value through profit or loss in order to reduce an accounting mismatch; where the liabilities are part of a group of liabilities (or assets and liabilities) which is managed, and its performance evaluated, on a fair value basis; or where the liabilities contain one or more embedded derivatives that significantly modify the cash flows arising under the contract and would otherwise need to be separately accounted for.
Financial liabilities measured at fair value through profit or loss are recognised in the balance sheet at their fair value. Fair value gains and losses are recognised in the income statement within net trading income in the period in which they occur, except in the case of financial liabilities designated at fair value through profit or loss where gains and losses attributable to changes in own credit risk are recognised in other comprehensive income.
The fair values of assets and liabilities traded in active markets are based on current bid and offer prices, respectively, which include the expected effects of potential changes to laws and regulations, risks associated with climate change and other factors. If the market is not active the Group establishes a fair value by using valuation techniques. The fair values of derivative financial instruments are adjusted where appropriate to reflect credit risk (via credit valuation adjustments (CVAs), debit valuation adjustments (DVAs) and funding valuation adjustments (FVAs)), market liquidity and other risks.
(4)Borrowings
Borrowings (which include deposits from banks, customer deposits, repurchase agreements, debt securities in issue and subordinated liabilities) are recognised initially at fair value, being their issue proceeds net of transaction costs incurred. These instruments are subsequently stated at amortised cost using the effective interest method.
Note 2: Accounting policies continued
Preference shares and other instruments which carry a mandatory coupon or are redeemable on a specific date are classified as financial liabilities. The coupon on these instruments is recognised in the income statement as interest expense. Securities which carry a discretionary coupon and have no fixed maturity or redemption date are classified as other equity instruments. Interest payments on these securities are recognised as distributions from equity in the period in which they are paid.
An exchange of financial liabilities on substantially different terms is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The difference between the carrying amount of a financial liability extinguished and the new financial liability is recognised in profit or loss together with any related costs or fees incurred. When a financial liability is exchanged for an equity instrument, the new equity instrument is recognised at fair value and any difference between the carrying value of the liability and the fair value of the new equity instrument is recognised in profit or loss.
(5)Sale and repurchase agreements (including securities lending and borrowing)
Securities sold subject to repurchase agreements (repos) continue to be recognised on the balance sheet where substantially all of the risks and rewards are retained. Funds received for repos carried at fair value are included within trading liabilities.
Securities purchased under agreements to resell (reverse repos), where the Group does not acquire substantially all of the risks and rewards of ownership, are measured at amortised cost or at fair value. Those measured at fair value are recognised within trading securities.
The difference between sale and repurchase price is treated as interest and accrued over the life of the agreements using the effective interest method.
Securities borrowing and lending transactions are typically secured; collateral takes the form of securities or cash advanced or received.
Securities lent to counterparties are retained on the balance sheet. Securities borrowed are not recognised on the balance sheet, unless these are sold to third parties, in which case the obligation to return them is recorded at fair value as a trading liability. Cash collateral given or received is treated as a loan and advance measured at amortised cost or customer deposit.

Hedge accounting	As permitted by IFRS 9, the Group continues to apply the requirements of IAS 39 to its hedging relationships.
Changes in the fair value of all derivative instruments, other than those in effective cash flow hedging relationships, are recognised immediately in the income statement. As noted in (2) below, the change in fair value of a derivative in an effective cash flow hedging relationship is allocated between the income statement and other comprehensive income.
Hedge accounting allows one financial instrument, generally a derivative, to be designated as a hedge of another financial instrument such as a loan or deposit or a portfolio of such instruments. At the inception of the hedge relationship, formal documentation is drawn up specifying the hedging strategy, the hedged item, the hedging instrument and the methodology that will be used to measure the effectiveness of the hedge relationship in offsetting changes in the fair value or cash flow of the hedged risk. The effectiveness of the hedging relationship is tested both at inception and throughout its life and if at any point it is concluded that it is no longer highly effective in achieving its documented objective, hedge accounting is discontinued. Note 19 provides details of the types of derivatives held by the
Group and presents separately those designated in hedge relationships.
(1)Fair value hedges
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the income statement, together with the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk; this also applies if the hedged asset is classified as a financial asset at fair value through other comprehensive income. If the hedge no longer meets the criteria for hedge accounting, changes in the fair value of the hedged item attributable to the hedged risk are no longer recognised in the income statement.
The cumulative adjustment that has been made to the carrying amount of the hedged item is amortised to the income statement using the effective interest method over the period to maturity.
(2)Cash flow hedges
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognised in other comprehensive income in the cash flow hedge reserve. The gain or loss relating to the ineffective portion is recognised immediately in the income statement. Amounts accumulated in equity are reclassified to the income statement in the periods in which the hedged item affects profit or loss. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised in the income statement when the forecast transaction is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement.

Offset	(G)Offset
Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right of offset and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously. Cash collateral on exchange traded derivative transactions is presented gross unless the collateral cash flows are always settled net with the derivative cash flows. In certain situations, even though master netting agreements exist, the lack of management intention to settle on a net basis results in the financial assets and liabilities being reported gross on the balance sheet.

Impairment of financial assets	The impairment charge in the income statement reflects the change in expected credit losses, including those arising from fraud. Expected credit losses are recognised for loans and advances to customers and banks, other financial assets held at amortised cost, financial assets
(other than equity investments) measured at fair value through other comprehensive income, and certain loan commitments and financial guarantee contracts. Expected credit losses are calculated as an unbiased and probability-weighted estimate using an appropriate probability of default, adjusted to take into account a range of possible future economic scenarios, and applying this to the estimated exposure of the Group at the point of default after taking into account the value of any collateral held, repayments, or other mitigants of loss and including the impact of discounting using the effective interest rate.
Note 2: Accounting policies continued
At initial recognition, allowance (or provision in the case of some loan commitments and financial guarantees) is made for expected credit losses resulting from default events that are possible within the next 12 months (12-month expected credit losses). In the event of a significant increase in credit risk since origination, allowance (or provision) is made for expected credit losses resulting from all possible default events over the expected life of the financial instrument (lifetime expected credit losses). Financial assets where 12-month expected credit losses are recognised are considered to be Stage 1; financial assets which are considered to have experienced a significant increase in credit risk since initial recognition are in Stage 2; and financial assets which have defaulted or are otherwise considered to be credit-impaired are allocated to Stage 3. Some Stage 3 assets, mainly in Commercial Banking, are subject to individual rather than collective assessment. Such cases are subject to a risk-based impairment sanctioning process, and these are reviewed and updated at least quarterly, or more frequently if there is a significant change in the credit profile. The collective assessment of impairment aggregates financial instruments with similar risk characteristics, such as whether the facility is revolving in nature or secured and the type of security held against financial assets.
An assessment of whether credit risk has increased significantly since initial recognition considers the change in the risk of default occurring over the remaining expected life of the financial instrument. In determining whether there has been a significant increase in credit risk, the
Group uses quantitative tests based on relative and absolute probability of default (PD) movements linked to internal credit ratings together with qualitative indicators such as watchlists and other indicators of historical delinquency, credit weakness or financial difficulty.
The use of internal credit ratings and qualitative indicators ensures alignment between the assessment of staging and the Group’s management of credit risk which utilises these internal metrics within distinct retail and commercial portfolio risk management practices.
However, unless identified at an earlier stage, the credit risk of financial assets is deemed to have increased significantly when more than
30 days past due. The use of a payment holiday in and of itself has not been judged to indicate a significant increase in credit risk, with the underlying long-term credit risk deemed to be driven by economic conditions and captured through the use of forward-looking models.
These portfolio-level models are capturing the anticipated volume of increased defaults and therefore an appropriate assessment of staging and expected credit loss. Where the credit risk subsequently improves such that it no longer represents a significant increase in credit risk since initial recognition, the asset is transferred back to Stage 1.
Assets are transferred to Stage 3 when they have defaulted or are otherwise considered to be credit-impaired. Default is considered to have occurred when there is evidence that the customer is experiencing financial difficulty which is likely to affect significantly the ability to repay the amount due. IFRS 9 contains a rebuttable presumption that default occurs no later than when a payment is 90 days past due which the Group uses for all its products. In addition, other indicators of mortgage default are added including end-of-term payments on past due interest-only accounts and loans considered non-performing due to recent arrears or forbearance. The use of payment holidays is not considered to be an automatic trigger of regulatory default and therefore does not automatically trigger Stage 3. Days past due will also not accumulate on any accounts that have taken a payment holiday including those already past due.
In certain circumstances, the Group will renegotiate the original terms of a customer’s loan, either as part of an ongoing customer relationship or in response to adverse changes in the circumstances of the borrower. In the latter circumstances, the loan will remain classified as either Stage 2 or Stage 3 until the credit risk has improved such that it no longer represents a significant increase since origination (for a return to Stage 1), or the loan is no longer credit-impaired (for a return to Stage 2). On renegotiation the gross carrying amount of the loan is recalculated as the present value of the renegotiated or modified contractual cash flows, which are discounted at the original effective interest rate. Renegotiation may also lead to the loan and associated allowance being derecognised and a new loan being recognised initially at fair value.
Purchased or originated credit-impaired financial assets (POCI) include financial assets that are purchased or originated at a deep discount that reflects incurred credit losses. At initial recognition, POCI assets do not carry an impairment allowance; instead, lifetime expected credit losses are incorporated into the calculation of the effective interest rate. All changes in lifetime expected credit losses subsequent to the assets’ initial recognition are recognised as an impairment charge.
A loan or advance is normally written off, either partially or in full, against the related allowance when the proceeds from realising any available security have been received or there is no realistic prospect of recovery and the amount of the loss has been determined.
Subsequent recoveries of amounts previously written off decrease the amount of impairment losses recorded in the income statement.
For both secured and unsecured retail balances, the write-off takes place only once an extensive set of collections processes has been completed, or the status of the account reaches a point where policy dictates that continuing attempts to recover are no longer appropriate. For commercial lending, a write-off occurs if the loan facility with the customer is restructured, the asset is under administration and the only monies that can be received are the amounts estimated by the administrator, the underlying assets are disposed and a decision is made that no further settlement monies will be received, or external evidence (for example, third party valuations) is available that there has been an irreversible decline in expected cash flows.

Property, plant and equipment	Property, plant and equipment (other than investment property) is recognised on the balance sheet at cost less accumulated depreciation.
The value of land (included in premises) is not depreciated. Depreciation on other assets is calculated using the straight-line method to allocate the difference between the cost and the residual value over their estimated useful lives, as follows: the shorter of 50 years and the remaining period of the lease for freehold/long and short leasehold premises; the shorter of 10 years and, if lease renewal is not likely, the remaining period of the lease for leasehold improvements; 10 to 20 years for fixtures and furnishings; and 2 to 8 years for other equipment and motor vehicles.
The assets’ residual values and useful lives are reviewed and, if appropriate, revised at each balance sheet date.
Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In assessing the recoverable amount of assets the Group considers the effects of potential or actual changes in legislation, customer behaviour, climate-related risks and other factors on the asset’s cash-generating unit (CGU). In the event that an asset’s CGU carrying amount is determined to be greater than its recoverable amount the asset is written down immediately.
Investment property comprises freehold and long leasehold land and buildings that are held either to earn rental income or for capital accretion or both. Investment property is carried at fair value based on current prices for similar properties, adjusted for the specific characteristics of the property (such as location or condition). If this information is not available, the Group uses alternative valuation methods such as discounted cash flow projections or recent prices in less active markets. These valuations are reviewed at least annually by independent professionally qualified valuers. Investment property being redeveloped for continuing use as investment property, or for which the market has become less active, continues to be valued at fair value.

Leases	Under IFRS 16, a lessor is required to determine if a lease is a finance or operating lease. A lessee is not required to make this determination.
(1)As lessor
Assets leased to customers are classified as finance leases if the lease agreements transfer substantially all of the risks and rewards of ownership to the lessee but not necessarily legal title. All other leases are classified as operating leases. When assets are subject to finance leases, the present value of the lease payments, together with any unguaranteed residual value, is recognised as a receivable, net of allowances for expected credit losses and residual value impairment, within loans and advances to banks and customers. The difference between the gross receivable and the present value of the receivable is recognised as unearned finance lease income. Finance lease income is recognised in interest income over the term of the lease using the net investment method (before tax) so as to give a constant rate of return on the net investment in the lease. Unguaranteed residual values are reviewed regularly to identify any impairment.
Operating lease assets are included within other assets at cost and depreciated over their estimated useful lives. The depreciation charge is based on the asset’s residual value and the life of the lease. Operating lease rental income is recognised on a straight-line basis over the life of the lease.
The Group evaluates non-lease arrangements such as outsourcing and similar contracts to determine if they contain a lease which is then accounted for separately.
(2)As lessee
Leases are recognised as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the
Group. Assets and liabilities arising from a lease are initially measured on a present value basis. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group’s incremental borrowing rate appropriate for the right-of-use asset arising from the lease, and the liability recognised within other liabilities.
Lease payments are allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.
Payments associated with short-term leases and leases of low-value assets are recognised on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT equipment and small items of office furniture.

Employee benefits	Short-term employee benefits, such as salaries, paid absences, performance-based cash awards and social security costs, are recognised over the period in which the employees provide the related services.
(1)Pension schemes
The Group operates a number of post-retirement benefit schemes for its employees including both defined benefit and defined contribution pension plans. A defined benefit scheme is a pension plan that defines an amount of pension benefit that an employee will receive on retirement, dependent on one or more factors such as age, years of pensionable service and pensionable salary. A defined contribution plan is a pension plan into which the Group pays fixed contributions; there is no legal or constructive obligation to pay further contributions.
(i)Defined benefit schemes
Scheme assets are included at their fair value and scheme liabilities are measured on an actuarial basis using the projected unit credit method. The defined benefit scheme liabilities are discounted using rates equivalent to the market yields at the balance sheet date on high quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension liability. The Group’s income statement charge includes the current service cost of providing pension benefits, past service costs, net interest expense (income), and plan administration costs that are not deducted from the return on plan assets. Past service costs, which represents the change in the present value of the defined benefit obligation resulting from a plan amendment or curtailment, are recognised when the plan amendment or curtailment occurs. Net interest expense (income) is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset.
Remeasurements, comprising actuarial gains and losses, the return on plan assets (excluding amounts included in net interest expense
(income) and net of the cost of managing the plan assets), and the effect of changes to the asset ceiling (if applicable) are reflected immediately in the balance sheet with a charge or credit recognised in other comprehensive income in the period in which they occur.
Remeasurements recognised in other comprehensive income are reflected immediately in retained profits and will not subsequently be reclassified to profit or loss.
The Group’s balance sheet includes the net surplus or deficit, being the difference between the fair value of scheme assets and the discounted value of scheme liabilities at the balance sheet date. Surpluses are only recognised to the extent that they are recoverable through reduced contributions in the future or through refunds from the schemes. In assessing whether a surplus is recoverable, the Group considers (i) its current right to obtain a refund or a reduction in future contributions and (ii) the rights of other parties existing at the balance sheet date. In determining the rights of third parties existing at the balance sheet date, the Group does not anticipate any future acts by other parties.
(ii)Defined contribution schemes
The costs of the Group’s defined contribution plans are charged to the income statement in the period in which they fall due.
Note 2: Accounting policies continued
(2)Share-based compensation
The Group operates a number of equity-settled, share-based compensation plans in respect of services received from certain of its employees. The value of the employee services received in exchange for equity instruments granted under these plans is recognised as an expense over the vesting period of the instruments, with a corresponding increase in equity. This expense is determined by reference to the fair value of the number of equity instruments that are expected to vest. The fair value of equity instruments granted is based on market prices, if available, at the date of grant. In the absence of market prices, the fair value of the instruments at the date of grant is estimated using an appropriate valuation technique, such as a Black-Scholes option pricing model or a Monte Carlo simulation. The determination of fair values excludes the impact of any non-market vesting conditions, which are included in the assumptions used to estimate the number of options that are expected to vest. At each balance sheet date, this estimate is reassessed and if necessary revised. Any revision of the original estimate is recognised in the income statement, together with a corresponding adjustment to equity. Cancellations by employees of contributions to the Group’s Save As You Earn plans are treated as non-vesting conditions and the Group recognises, in the year of cancellation, the amount of the expense that would have otherwise been recognised over the remainder of the vesting period.
Modifications are assessed at the date of modification and any incremental charges are charged to the income statement.

Taxation	Tax expense comprises current and deferred tax. Current and deferred tax are charged or credited in the income statement except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period, outside the income statement
(either in other comprehensive income, directly in equity, or through a business combination), in which case the tax appears in the same statement as the transaction that gave rise to it. The tax consequences of the Group’s dividend payments (including distributions on other equity instruments), if any, are charged or credited to the statement in which the profit distributed originally arose.
Current tax is the amount of corporate income taxes expected to be payable or recoverable based on the profit for the period as adjusted for items that are not taxable or not deductible, and is calculated using tax rates and laws that were enacted or substantively enacted at the balance sheet date.
Current tax includes amounts provided in respect of uncertain tax positions when management expects that, upon examination of the uncertainty by His Majesty’s Revenue and Customs (HMRC) or other relevant tax authority, it is more likely than not that an economic outflow will occur. Provisions reflect management’s best estimate of the ultimate liability based on their interpretation of tax law, precedent and guidance, informed by external tax advice as necessary. Changes in facts and circumstances underlying these provisions are reassessed at each balance sheet date, and the provisions are remeasured as required to reflect current information.
For the Group’s long-term insurance businesses, the tax expense is analysed between tax that is payable in respect of policyholders’ returns and tax that is payable on the shareholders’ returns. This allocation is based on an assessment of the rates of tax which will be applied to the returns under the current UK tax rules.
Deferred tax is recognised on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the balance sheet. Deferred tax is calculated using tax rates and laws that have been enacted or substantively enacted at the balance sheet date, and which are expected to apply when the related deferred tax asset is realised or the deferred tax liability is settled.
Deferred tax liabilities are generally recognised for all taxable temporary differences but not recognised for taxable temporary differences arising on investments in subsidiaries where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future. Deferred tax liabilities are not recognised on temporary differences that arise from goodwill which is not deductible for tax purposes.
Deferred tax assets are recognised to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilised, and are reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are not recognised in respect of temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination, or where at the time of the transaction they give rise to equal taxable and deductible temporary differences. Deferred tax is not discounted.
The Group has applied the exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar 2 income taxes currently required by IAS 12 Income Taxes.

Insurance	The Group undertakes both life insurance and general insurance business. Insurance and participating investment contracts, and reinsurance contracts issued and held, are accounted for under IFRS 17 Insurance Contracts.
Products sold by the life insurance business are classified into three categories:
•Insurance contracts are contracts that transfer significant insurance risk and may also transfer financial risk. The Group defines significant insurance risk as the possibility of having to pay benefits on the occurrence of an insured event which are significantly higher than the benefits payable if the insured event were not to occur. Once a contract has been classified as an insurance contract, it remains an insurance contract until all obligations are extinguished unless that contract is derecognised due to a contract modification. These contracts are classified as either direct participating contracts or contracts without direct participation features. Contracts without direct participation features are accounted for using the general measurement model (GMM) for life contracts or the premium allocation approach (PAA) for general insurance contracts. Direct participating contracts are contracts for which, at inception, the contractual terms specify the policyholders participate in a clearly identified pool of underlying items. Under the terms of these contracts the policyholders are entitled to a substantial share of the returns and change in fair value of the underlying items. These contracts are accounted for under the variable fee approach (VFA)
•Participating investment contracts are investment contracts that contain a discretionary participation feature (DPF). They do not transfer significant insurance risk, but contain a contractual right to receive, as a supplement to an amount not subject to the discretion of the Group, additional amounts that are expected to be a significant portion of the total contractual benefits. The timing or amount of these additional amounts are at the discretion of the Group and are contractually based on the returns on a specified pool of contracts or type of contract, returns on a specified pool of assets held by the Group or profit or loss of a fund
Note 2: Accounting policies continued
•For certain insurance and investment contracts, the contract can be partly invested in units which contain a DPF and partly in units without. In these circumstances, where the contract also contains features that transfer significant insurance risk, they are classified as insurance contracts. Where this is not the case, and the discretionary cash flows are expected to be a significant portion of the total contractual benefits, they are classified as participating investment contracts. Where the discretionary cash flows are not expected to be a significant portion of the total contractual benefits, they are classified as financial instruments. An investment component is defined as the amount that an insurance contract requires the entity to repay to a policyholder in all circumstances, regardless of whether an insured event occurs. The investment component of the insurance and participating investment contract is non-distinct and is not separated. The Group applies judgement to determine the investment component for each contract considering the extent to which insurance and investment components are highly interrelated or not applying factors such as: whether the policyholder is able to benefit from one component unless the other component is present; and whether the value of the investment component is dependent on the timing of the insured event. The value of the non-distinct investment component is determined on the following bases: for immediate annuities, full claim amount when within the guaranteed period; for unit-linked and With-Profits contracts, policyholder’s account value
The general insurance business issues only insurance contracts.
(1)Life insurance business
Recognition
The Group aggregates insurance and participating investment contracts into portfolios of contracts subject to similar risks and managed together. Each portfolio of insurance contracts is divided into annual cohorts (by year of issue). Annual cohorts are divided into groups of insurance and participating investment contracts based on profitability expectations at initial recognition. The directly attributable costs of selling, underwriting and starting a group of insurance and participating investment contracts are allocated to the group of insurance and participating investment contracts using a systematic and rational method.
On initial recognition, a group of insurance and participating investment contracts is measured as the total of the fulfilment cash flows and the contractual service margin (CSM). The measurement includes all future cash flows that are within the contract boundary of each contract in the group. The fulfilment cash flows comprise unbiased and probability-weighted estimates of future cash flows, discounted to present value to reflect the time value of money and financial risks, plus an explicit risk adjustment for non-financial risk. The discount rate applied reflects the time value of money, the characteristics of the cash flows, the liquidity characteristics of the insurance and participating investment contracts and, where appropriate, is consistent with observable current market prices. The risk adjustment for non-financial risk for a group of insurance and participating investment contracts is the compensation required for bearing the uncertainty about the amount and timing of the cash flows that arises from non-financial risk. Diversification benefit is calculated based on Group level diversification of risks. To determine the risk adjustments for non-financial risk for reinsurance contracts, the Group applies these techniques both gross and net of excess of loss reinsurance and derives the amount of risk being transferred to the reinsurer as the difference between the two results. The CSM of a group of insurance and participating investment contracts represents the unearned profit that the Group expects to recognise as it provides insurance contract services under those contracts in the future. The Group's policy is to include all insurance finance income and expenses in profit or loss.
Contract boundaries
The measurement of a group of contracts includes all future cash flows within the boundary of each contract in the group.
Cash flows are within the contract boundary:
•For an insurance contract, if arising from substantive rights and obligations that exist during the reporting period in which the Group can compel the policyholder to pay premiums or has a substantive obligation to provide insurance contract services
•For a participating investment contract, if resulting from a substantive obligation of the Group to deliver cash at a present or future date
A substantive obligation to provide insurance contract services ends when the Group has the practical ability to reassess the risks of the particular policyholder, and can set a price or level of benefits that fully reflects those reassessed risks; or the Group has the practical ability to reassess the risks of the portfolio that contains the contract and can set a price or level of benefits that fully reflects the risks of that portfolio, and the pricing of the premiums up to the reassessment date does not take into account risks that relate to periods after the reassessment date.
For certain unitised With-Profits and unit-linked policies, a guaranteed minimum pension is payable at a vesting date. For certain conventional With-Profits pensions, policyholders have the option to convert to an annuity on guaranteed terms. There is no contract boundary at the vesting date of these policies; the pre and post vesting date phases are treated as a single insurance contract.
The contract boundary of each group is reassessed at the end of each reporting period.
Measurement
The carrying amount of a group of insurance and participating investment contracts at each reporting date is the sum of the liability for remaining coverage (LRC) and the liability for incurred claims (LIC). The LRC comprises the fulfilment cash flows that relate to services that will be provided under the contracts in future periods and any remaining CSM at that date. The LIC includes the fulfilment cash flows for incurred claims and expenses that have not yet been paid, including claims that have been incurred but not yet reported. The fulfilment cash flows of groups of insurance and participating investment contracts are measured at the reporting date using current estimates of future cash flows, current discount rates and current estimates of the risk adjustment for non-financial risk. Changes in fulfilment cash flows are recognised as follows:
•Changes related to future service are adjusted against the CSM unless the group is onerous in which case such changes are recognised in the insurance service result in profit or loss
•Changes related to past or current service are recognised in the insurance service result in profit or loss
•The effects of the time value of money and financial risk are recognised as net finance income or expense from insurance, participating investment and reinsurance contracts in profit or loss
The carrying amount of the CSM is remeasured at the end of each reporting period. For contracts measured under the GMM, interest is accreted on the carrying amount of the CSM using the discount rate curve determined at the date of initial recognition of the group of contracts. The CSM is also adjusted for the changes in fulfilment cash flows relating to future service at the locked-in discount rates determined at initial recognition, unless the increases in fulfilment cash flows cause a group of contracts to become onerous or decreases in fulfilment cash flows are allocated to the loss component of the liability for remaining coverage.
Note 2: Accounting policies continued
The majority of the Group’s With-Profits and unit-linked insurance and participating investment contracts are direct participating contracts under which the Group’s obligation to the policyholder is the payment of an amount equal to the fair value of the underlying items, less a variable fee. On subsequent remeasurement of a group of direct participating contracts (measured under VFA), changes to the fulfilment cash flows, discounted at current rates, reflecting changes in the obligation to pay the policyholder an amount equal to the fair value of the underlying items are recognised in the income statement, within net finance income or expense from insurance, participating investment and reinsurance contracts. The CSM is adjusted for changes in the amount of the Group’s share of the fair value of the underlying items, which relate to future services, except where such changes result in recognition or reversal of the loss component for onerous groups, or where the Group applies the risk mitigation option. For certain contracts with direct participation features, the Group mitigates financial risks using equity and currency hedges. The Group does not adjust the CSM for changes in the fulfilment cash flows and/or entity’s share of the underlying items that reflect some of the changes in the effect of time value of money and financial risk. These amounts are instead reflected in profit or loss. The CSM is also adjusted for those fulfilment cash flows that do not vary based on the returns on underlying items that relate to future service (including the effect of time value of money and financial risks not arising from underlying items, such as the impact of minimum return guarantees), except where such changes result in recognition or reversal of the loss component for onerous groups. Changes in fulfilment cash flows relating to future service adjust the CSM using current discount rates.
For contracts measured under the GMM or VFA at the end of each reporting period the appropriate proportion of the CSM is recognised in the income statement to reflect the amount of profit related to the insurance contract services provided in the period. This is calculated using coverage units, a measure used to determine the allocation of the CSM over the remaining coverage periods. The number of coverage units in a group is the quantity of insurance contract services provided by the contracts in the group, determined by considering for each contract the quantity of the benefits provided and its expected coverage period.
Derecognition
The Group derecognises an insurance and participating investment contract when it is extinguished (that is, when the obligation specified in the contract expires or is discharged or cancelled) or if its terms are modified in a way that would have changed the accounting for the contract significantly had the new terms always existed.
If a contract is derecognised, then the fulfilment cash flows of the group are adjusted to eliminate the present value of the future cash flows and risk adjustment of the contract derecognised from the group, and the CSM of the group is adjusted for the change in fulfilment cash flows, except where such changes are allocated to the loss component.
If a contract is derecognised because its terms are modified, then the CSM of the existing group is also adjusted for the premium that would have been charged had the Group entered into a contract with the new contract’s terms at the date of modification, less any additional premium charged for the modification. A new modified contract is recognised assuming the Group received the premium that would have been charged had the Group entered into a contract with the new contract’s terms at the date of the modification.
Where the adjustments to CSM result in the CSM being reduced to nil, any further adjustments are recognised in the income statement in insurance service expense.
(2)General insurance contracts
General insurance contracts issued by the Group are presented on the balance sheet within liabilities arising from insurance and participating investment contracts. The Group applies the PAA to the measurement of general insurance contracts, which either have a coverage period of each contract in the group of one year or less or have an annual re-pricing option.
For a group of general insurance contracts that is not onerous at initial recognition, the Group measures the LRC as any premium received at initial recognition, less any insurance acquisition cash flows at that date, plus any other asset or liability previously recognised for cash flows related to the group of contracts that the Group pays or receives before the group of insurance contracts is recognised.
The Group estimates the LIC using the methodology described in the Measurement section for life insurance contracts above.
Where, during the coverage period, facts and circumstances indicate that a group of insurance contracts is onerous, the Group recognises a loss in the income statement for the net outflow, resulting in the carrying amount of the liability for the group being equal to the fulfilment cash flows. A loss component is established by the Group within the LRC for such onerous group.
On subsequent measurement, the Group measures the carrying amount of the LRC at the end of each reporting period as the LRC at the beginning of the period plus premiums received in the period, less insurance acquisition cash flows, plus any amounts relating to the amortisation of the insurance acquisition cash flows recognised as an expense in the reporting period for the group, less the amount recognised as insurance revenue for the services provided in the period. For onerous groups, the LRC is also adjusted for the remeasurement of the loss component.
(3)Reinsurance
(i)Reinsurance contracts issued
Reinsurance contracts issued by the Group (where insurance risk is transferred to the Group) are accounted for under the GMM as insurance contracts. These contracts are presented within other assets or liabilities arising from insurance and participating investment contracts.
(ii)Reinsurance contracts held
The classification of contracts entered into by the Group with reinsurers under which the Group is compensated for amounts payable on one or more other contracts issued by the Group is dependent on whether the contract with the reinsurer transfers significant insurance risk to the reinsurer. Where the reinsurance contract transfers significant insurance risk (reinsurance contracts held), it is accounted for under the GMM, as modified for reinsurance contracts held. The Group adjusts the CSM of the group to which a reinsurance contract held belongs and as a result recognises income, when it recognises a loss on initial recognition of onerous underlying contracts.
Contracts that do not transfer significant insurance risk to the reinsurer are recognised within financial assets at fair value through profit or loss as they are within a portfolio of financial assets that is managed, and whose performance is evaluated, on a fair value basis. These contracts, while legally reinsurance contracts, do not meet the definition of a reinsurance contract under IFRS Accounting Standards.
Investment returns (including movements in fair value and investment income) allocated to these contracts are recognised on the face of the income statement within net trading income.
Note 2: Accounting policies continued
(4)Non-participating investment contracts
The Group’s non-participating investment contracts are primarily unit-linked. These contracts are accounted for under IFRS 9 as financial liabilities whose value is contractually linked to the fair values of financial assets within the Group’s unitised investment funds. The value of the unit-linked financial liabilities is determined using current unit prices multiplied by the number of units attributed to the contract holders at the balance sheet date. Their value is never less than the amount payable on surrender, discounted for the required notice period where applicable. Investment returns (including movements in fair value and investment income) allocated to those contracts are recognised in the income statement through change in non-participating investment contracts.
Deposits and withdrawals are not accounted for through the income statement but are accounted for directly in the balance sheet as adjustments to the non-participating investment contract liability.
The Group receives investment management fees in the form of an initial adjustment or charge to the amount invested. These fees are in respect of services rendered in conjunction with the issue and management of investment contracts where the Group actively manages the consideration received from its customers to fund a return that is based on the investment profile that the customer selected on origination of the contract. These services comprise an indeterminate number of acts over the lives of the individual contracts and, therefore, the Group defers these fees and recognises them over the estimated lives of the contracts, in line with the provision of investment management services.
Costs which are directly attributable and incremental to securing new non-participating investment contracts are deferred. This asset is subsequently amortised over the period of the provision of investment management services and its recoverability is reviewed in circumstances where its carrying amount may not be recoverable. If the asset is greater than its recoverable amount it is written down immediately through fee and commission expense in the income statement. All other costs are recognised as expenses when incurred.

Foreign currency translation	Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). Foreign currency transactions are translated into the appropriate functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when recognised in other comprehensive income as qualifying cash flow hedges. Non-monetary assets that are measured at fair value are translated using the exchange rate at the date that the fair value was determined. Translation differences on equities and similar non-monetary items held at fair value through profit and loss are recognised in profit or loss as part of the fair value gain or loss. Translation differences on non-monetary financial assets measured at fair value through other comprehensive income, such as equity shares, are included in the fair value reserve in equity unless the asset is a hedged item in a fair value hedge.
The results and financial position of all Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows: the assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on the acquisition of a foreign entity, are translated into sterling at foreign exchange rates ruling at the balance sheet date; and the income and expenses of foreign operations are translated into sterling at average exchange rates unless these do not approximate to the foreign exchange rates ruling at the dates of the transactions, in which case income and expenses are translated at the dates of the transactions.
Foreign exchange differences arising on the translation of a foreign operation are recognised in other comprehensive income and accumulated in a separate component of equity together with exchange differences arising from the translation of borrowings and other currency instruments designated as hedges of such investments. On disposal or liquidation of a foreign operation, the cumulative amount of exchange differences relating to that foreign operation is reclassified from equity and included in determining the profit or loss arising on disposal or liquidation.

Provisions and contingent liabilities	Provisions are recognised in respect of present obligations arising from past events where it is probable that outflows of resources will be required to settle the obligations and they can be reliably estimated.
Contingent liabilities are possible obligations whose existence depends on the outcome of uncertain future events or those present obligations where the outflows of resources are uncertain or cannot be measured reliably. Contingent liabilities are not recognised in the financial statements but are disclosed unless they are remote.
Provision is made for expected credit losses in respect of irrevocable undrawn loan commitments and financial guarantee contracts
(see (H) above).

Share capital	Incremental costs directly attributable to the issue of new shares or options or to the acquisition of a business are shown in equity as a deduction, net of tax, from the proceeds. Dividends paid on the Group’s ordinary shares are recognised as a reduction in equity in the period in which they are paid.
Where the Company or any member of the Group purchases the Company’s share capital, the consideration paid is deducted from shareholders’ equity as treasury shares until they are cancelled; if these shares are subsequently sold or reissued, any consideration received is included in shareholders’ equity.

Cash and cash equivalents	For the purposes of the cash flow statement, cash and cash equivalents comprise cash and non-mandatory deposits held with central banks, mandatory deposits held with central banks in demand accounts and amounts due from banks with an original maturity of less than three months that are available to finance the Group’s day-to-day operations.